Provisions - Reconciliation (Details)	12 Months Ended
Dec. 31, 2025 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning of period
Additional provisions	€ 52,654,000
Unused amount reversed	(712,000)
Amounts used	(6,443,000)
End of period	45,499,000
Restructuring Small Molecules Program provision [member]
Reconciliation of changes in other provisions [abstract]
Beginning of period
Additional provisions	36,330,000
Unused amount reversed	(712,000)
Amounts used	(6,443,000)
End of period	29,175,000
Restructuring cell therapy activities provision [member]
Reconciliation of changes in other provisions [abstract]
Beginning of period
Additional provisions	16,324,000
End of period	€ 16,324,000